UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

Legg Mason Partners Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT SERIES

LEGG MASON PARTNERS GROWTH AND

INCOME FUND

FORM N-Q

July 31, 2006

Legg Mason Partners Growth and Income Fund

Schedule of Investments (unaudited)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 9.6%
Hotels, Restaurants & Leisure - 2.5%
398,100	McDonald’s Corp.	$14,088,759
140,500	Station Casinos Inc.	7,707,830

	Total Hotels, Restaurants & Leisure	21,796,589

Household Durables - 1.2%
415,200	Toll Brothers Inc. *	10,616,664

Media - 4.0%
197,700	EchoStar Communications Corp., Class A Shares *	6,929,385
843,700	News Corp., Class B Shares	16,975,244
701,000	Time Warner Inc.	11,566,500

	Total Media	35,471,129

Specialty Retail - 1.9%
250,500	Best Buy Co. Inc.	11,357,670
271,200	Staples Inc.	5,863,344

	Total Specialty Retail	17,221,014

	TOTAL CONSUMER DISCRETIONARY	85,105,396

CONSUMER STAPLES - 9.6%
Beverages - 2.3%
328,200	PepsiCo Inc.	20,801,316

Food & Staples Retailing - 2.6%
515,300	Wal-Mart Stores Inc.	22,930,850

Food Products - 3.1%
351,300	Kellogg Co.	16,922,121
305,300	McCormick & Co. Inc., Non Voting Shares	10,703,818

	Total Food Products	27,625,939

Household Products - 1.6%
244,400	Procter & Gamble Co.	13,735,280

	TOTAL CONSUMER STAPLES	85,093,385

ENERGY - 9.7%
Energy Equipment & Services - 1.1%
210,500	ENSCO International Inc.	9,729,310

Oil, Gas & Consumable Fuels - 8.6%
146,012	ConocoPhillips	10,022,264
387,800	Exxon Mobil Corp.	26,269,572
168,800	Nexen Inc.	9,911,936
114,400	Suncor Energy Inc.	9,272,120
313,500	Total SA, Sponsored ADR	21,390,105

	Total Oil, Gas & Consumable Fuels	76,865,997

	TOTAL ENERGY	86,595,307

FINANCIALS - 23.9%
Capital Markets - 4.1%
125,600	Goldman Sachs Group Inc.	19,185,400
242,200	Merrill Lynch & Co. Inc.	17,637,004

	Total Capital Markets	36,822,404

Commercial Banks - 3.0%
370,800	Wells Fargo & Co.	26,823,672

Consumer Finance - 3.0%
304,400	American Express Co.	15,847,064
142,900	Capital One Financial Corp.	11,053,315

	Total Consumer Finance	26,900,379

See Notes to Schedule of Investments.

1

Legg Mason Partners Growth and Income Fund

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 23.9% (continued)
Diversified Financial Services - 5.2%
419,454	Bank of America Corp.	$21,614,465
534,780	JPMorgan Chase & Co.	24,396,663

	Total Diversified Financial Services	46,011,128

Insurance - 3.9%
258,400	AFLAC Inc.	11,405,776
116	Berkshire Hathaway Inc., Class A Shares *	10,625,600
245,300	Chubb Corp.	12,368,026

	Total Insurance	34,399,402

Thrifts & Mortgage Finance - 4.7%
304,900	Freddie Mac	17,641,514
205,600	Golden West Financial Corp.	15,144,496
681,800	Hudson City Bancorp Inc.	8,842,946

	Total Thrifts & Mortgage Finance	41,628,956

	TOTAL FINANCIALS	212,585,941

HEALTH CARE - 10.3%
Biotechnology - 2.1%
267,404	Amgen Inc. *	18,648,755

Health Care Providers & Services - 2.2%
180,450	Coventry Health Care Inc. *	9,509,715
215,400	UnitedHealth Group Inc.	10,302,582

	Total Health Care Providers & Services	19,812,297

Pharmaceuticals - 6.0%
358,700	Sanofi-Aventis, ADR	16,998,793
430,800	Schering-Plough Corp.	8,805,552
455,700	Teva Pharmaceutical Industries Ltd., Sponsored ADR	15,074,556
250,800	Wyeth	12,156,276

	Total Pharmaceuticals	53,035,177

	TOTAL HEALTH CARE	91,496,229

INDUSTRIALS - 12.1%
Aerospace & Defense - 4.1%
141,362	Boeing Co.	10,944,246
218,380	Honeywell International Inc.	8,451,306
302,300	Orbital Sciences Corp. *	5,414,193
269,800	Raytheon Co.	12,159,886

	Total Aerospace & Defense	36,969,631

Building Products - 1.8%
603,600	Masco Corp.	16,134,228

Industrial Conglomerates - 5.0%
1,068,200	General Electric Co.	34,919,458
103,600	Textron Inc.	9,314,676

	Total Industrial Conglomerates	44,234,134

Machinery - 1.2%
146,700	Parker Hannifin Corp.	10,597,608

	TOTAL INDUSTRIALS	107,935,601

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 4.1%
713,200	Cisco Systems Inc. *	12,730,620
192,400	Motorola Inc.	4,379,024
545,000	QUALCOMM Inc.	19,216,700

	Total Communications Equipment	36,326,344

See Notes to Schedule of Investments.

2

Legg Mason Partners Growth and Income Fund

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 0.8%
336,400	Dolby Laboratories Inc., Class A Shares *	$6,744,820

IT Services - 1.0%
273,400	Paychex Inc.	9,344,812

Semiconductors & Semiconductor Equipment - 1.8%
472,800	ASML Holding NV, NY Registered Shares *	9,408,720
221,900	Texas Instruments Inc.	6,608,182

	Total Semiconductors & Semiconductor Equipment	16,016,902

Software - 5.2%
266,700	Adobe Systems Inc. *	7,603,617
161,600	Electronic Arts Inc. *	7,612,976
1,289,400	Microsoft Corp.	30,984,282

	Total Software	46,200,875

	TOTAL INFORMATION TECHNOLOGY	114,633,753

MATERIALS - 6.3%
Chemicals - 2.8%
333,000	E.I. du Pont de Nemours & Co.	13,206,780
270,600	Ecolab Inc.	11,654,742

	Total Chemicals	24,861,522

Metals & Mining - 3.5%
1,003,688	Barrick Gold Corp.	30,913,590

	TOTAL MATERIALS	55,775,112

TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
143,700	ALLTEL Corp.	7,927,929
972,015	Sprint Nextel Corp.	19,245,897

	TOTAL TELECOMMUNICATION SERVICES	27,173,826

UTILITIES - 2.2%
Multi-Utilities - 2.2%
407,200	Sempra Energy	19,651,472

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $749,298,198)	886,046,022

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
$1,786,000	State Street Bank & Trust Co. dated 7/31/06, 4.810% due 8/1/06; Proceeds at maturity - $1,786,239; (Fully collateralized by U.S. Treasury Bond, 5.500% due 8/15/28; Market value - $1,826,336) (Cost - $1,786,000)	1,786,000

	TOTAL INVESTMENTS - 99.8% (Cost - $751,084,198#)	887,832,022
	Other Assets in Excess of Liabilities - 0.2%	2,043,739

	TOTAL NET ASSETS - 100.0%	$889,875,761

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR – American Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Growth and Income Fund (formerly known as SB Growth and Income Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Series (formerly known as Smith Barney Investment Series) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$165,976,391
Gross unrealized depreciation	(29,228,567)

Net unrealized appreciation	$136,747,824

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2006

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 29, 2006